Goodwill and intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible assets
Goodwill, beginning balance	$ 134,019,000	$ 134,032,000	$ 133,999,000
Foreign exchange gain (loss)	(107,000)	(13,000)	33,000
Goodwill, ending balance	133,912,000	134,019,000	134,032,000	$ 133,999,000
Amortization expense			8,703,000	9,495,000
BCIM Holdings LLC
Goodwill and Intangible assets
Amortization expense			8,700,000	9,500,000
Goodwill impairment	0	0	0
Impairment of intangible assets			0	0
Capital Provision | BCIM Holdings LLC
Goodwill and Intangible assets
Goodwill, beginning balance	107,991,000	107,991,000	107,991,000
Goodwill, ending balance	107,991,000	107,991,000	107,991,000	107,991,000
Asset Management and Other services | BCIM Holdings LLC
Goodwill and Intangible assets
Goodwill, beginning balance	25,020,000	25,020,000	25,020,000
Goodwill, ending balance	25,020,000	25,020,000	25,020,000	25,020,000
Other corporate | BCIM Holdings LLC
Goodwill and Intangible assets
Goodwill, beginning balance	1,008,000	1,021,000	988,000
Foreign exchange gain (loss)	(107,000)	(13,000)	33,000
Goodwill, ending balance	$ 901,000	$ 1,008,000	$ 1,021,000	$ 988,000